Equity Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Information Related to PSUs

The following table summarizes information related to the total number of PSUs awarded as of September 30, 2018:

	Number of PSUs	Weighted Average Fair Value	Total Fair Value ($ in thousands)
PSUs outstanding at December 31, 2017	16,350,000	$1.41	$23,054
PSUs granted	6,825,000	$1.88	$12,810
PSUs vested	—	$—	$—
Conversion (1)	(22,016,250)	$—	$—

PSUs outstanding at September 30, 2018	1,158,750	$30.95	$35,864

(1)	PSUs were converted on a basis of 0.05 to 1.0. There was no change to the deemed fair value of the awards based on assessment of modification.

The following table summarizes information related to the Company’s PSU awards:

	Number of Units	Weighted Average Fair Value	Total Fair Value ($ in thousands)
Units outstanding at December 31, 2016	—	$—	$—
Units granted	16,350,000	$1.41	$23,054
Units vested	—	$—	$—

Units outstanding at December 31, 2017	16,350,000	$1.41	$23,054

Schedule of Assumptions Used to Determine Grand Date Fair Value and Associated Compensation Expense for PSU Awards Granted

The following assumptions were used for the Monte Carlo simulation model to determine the grant date fair value and associated compensation expense for the PSUs granted during the following periods:

	Six Months Ended June 30, 2018	Three Months Ended September 30, 2018
Company enterprise value (in billions)	$4.56	$4.19
Equity volatility	34.0%	36.0%
Weighted average risk-free interest rate	1.96%	2.54%

The following assumptions were used for the Monte Carlo simulation model to determine the grant date fair value and associated compensation expense for the PSU awards granted in December 2017:

Company enterprise value	$3.76 billion
Equity volatility	35.00%
Weighted average risk-free interest rate	1.94%